February 7, 2006

Supplement

SUPPLEMENT DATED FEBRUARY 7, 2006 TO THE PROSPECTUS OF
MORGAN STANLEY SELECT DIMENSIONS INVESTMENT SERIES
THE GLOBAL EQUITY PORTFOLIO
CLASS X and CLASS Y
Dated April 29, 2005

The following sentence is hereby added following the third sentence of the first paragraph of the section of the Prospectus titled "Principal Investment Strategies":

The Portfolio may invest in foreign securities issued by companies located in emerging market countries.

The following sentence is hereby added following the second sentence of the third paragraph of the section of the Prospectus titled "Summary of Principal Risks":

Additionally, securities of companies located in emerging market countries may be more volatile and less liquid than securities that trade in developed countries and may be subject to greater potential loss.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

LIT SPT SD GE 02/06

February 7, 2006

Supplement

SUPPLEMENT DATED FEBRUARY 7, 2006 TO THE STATEMENT OF ADDITIONAL INFORMATION OF
MORGAN STANLEY SELECT DIMENSIONS INVESTMENT SERIES
CLASS X and CLASS Y
Dated April 29, 2005

The following paragraph hereby replaces the section of the Fund's Statement of Additional Information titled "II. Description of the Fund and Its Investments and Risks—C. Investment Strategies and Risks—Emerging Markets Securities":

Emerging Market Securities.    The American Opportunities Portfolio, Capital Opportunities Portfolio, Developing Growth Portfolio, Flexible Income Portfolio, Global Equity Portfolio and Growth Portfolio may invest in emerging market securities. Investing in emerging market countries may entail purchasing securities issued by or on behalf of entities that are insolvent, bankrupt, in default or otherwise engaged in an attempt to reorganize or reschedule their obligations, and in entities that have little or no proven credit rating or credit history. In any such case, the issuer's poor or deteriorating financial condition may increase the likelihood that the Portfolio will experience losses or diminution in available gains due to bankruptcy, insolvency or fraud. With respect to any emerging market country, there is the possibility of nationalization, expropriation or confiscatory taxation, political changes, government regulation, social instability or diplomatic developments (including war) that could affect adversely the economies of such countries or the value of a Portfolio's investments in those countries. It may be difficult to obtain and enforce a judgment in a court outside the United States. Investments in emerging markets may also expose the Portfolio to an extra degree of custodial and/or market risk, especially where the securities purchased are not traded on an official exchange or where ownership records regarding the securities are maintained by an unregulated entity (or even the issuer itself).

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.